Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total net sales	$ 1,189	$ 905	$ 2,556	$ 1,288	$ 3,928	$ 3,015
Point in time [Member]
Disaggregation of Revenue [Line Items]
Total net sales					3,859	2,747
Over time [Member]
Disaggregation of Revenue [Line Items]
Total net sales					$ 69	$ 268